Basis of Presentation of the Consolidated Financial Statements - Summary of Breakdown of Allocated Employees (Detail) - employee	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Breakdown Of Allocated Employees [Line Items]
Number of employees	2,062	1,948
Chile [Member]
Disclosure Of Breakdown Of Allocated Employees [Line Items]
Number of employees	2,036	1,923